Employee Benefit Plans - Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Pension Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations	$ 314,844		$ 306,251
Fair value of plan assets	(374,424)		(348,170)
Surplus	(59,580)		(41,919)
Present value of unfunded obligations	1,566		1,295
(Pension benefits) accrued benefit liabilities	(58,014)		(40,624)
Pension Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations		$ 60,161		$ 58,546
Fair value of plan assets		(57,168)		(49,913)
Surplus		2,993		8,633
Present value of unfunded obligations
(Pension benefits) accrued benefit liabilities		2,993		8,633
Pension Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations		375,005		364,797
Fair value of plan assets		(431,592)		(398,083)
Surplus		(56,587)		(33,286)
Present value of unfunded obligations		1,566		1,295
(Pension benefits) accrued benefit liabilities		(55,021)		(31,991)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations	22,395		19,999
(Pension benefits) accrued benefit liabilities	$ 22,395		$ 19,999
Other Post-employment Benefit Plans US [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		3,546		3,720
(Pension benefits) accrued benefit liabilities		3,546		3,720
Other Post-employment Benefit Plans Total [Member]
Schedule of Balance Sheets and the Funded Statuses of the Benefit Plans [Line Items]
Present value of funded obligations
Fair value of plan assets
Surplus
Present value of unfunded obligations		25,941		23,719
(Pension benefits) accrued benefit liabilities		$ 25,941		$ 23,719